UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sandelman Partners, LP
Address: 500 Park Avenue, 3rd Floor
         New York, NY  10022

13F File Number:  028-11765

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Strashinsky
Title:     Chief Compliance Officer
Phone:     212-299-7645

Signature, Place, and Date of Signing:

       /s/  Michael Strashinsky     New York, NY     April 20, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $138,263 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS       NOTE 3.500% 7/1  000886AE1     2418  5000000 PRN      SOLE                  5000000        0        0
A D C TELECOMMUNICATIONS       NOTE 3.500% 7/1  000886AF8     2267  5000000 PRN      SOLE                  5000000        0        0
A D C TELECOMMUNICATIONS       FRNT 6/1         000886AB7      895  1473000 PRN      SOLE                  1473000        0        0
AGRIUM INC                     COM              008916108      322     9000 SH       SOLE                     9000        0        0
ARVINMERITOR INC               NOTE 4.625% 3/0  043353AF8     5262 23377000 PRN      SOLE                 23377000        0        0
BEAZER HOMES USA INC           NOTE 4.625% 6/1  07556QAL9     2629 10309000 PRN      SOLE                 10309000        0        0
CHATTEM INC                    NOTE 1.625% 5/0  162456AR8      185   230000 PRN      SOLE                   230000        0        0
CHATTEM INC                    NOTE 2.000%11/1  162456AP2      619   625000 PRN      SOLE                   625000        0        0
CHESAPEAKE ENERGY CORP         NOTE 2.250%12/1  165167CB1    15782 30500000 PRN      SOLE                 30500000        0        0
CHINA MED TECHNOLOGIES INC     NOTE 4.000% 8/1  169483AC8    16151 33500000 PRN      SOLE                 33500000        0        0
CHINA MED TECHNOLOGIES INC     SPONSORED ADR    169483104      207    15000 SH       SOLE                    15000        0        0
COEUR D ALENE MINES CORP IDA   NOTE 3.250% 3/1  192108AR9    18721 40700000 PRN      SOLE                 40700000        0        0
DEXCOM INC                     NOTE 4.750% 3/1  252131AD9     1429  2000000 PRN      SOLE                  2000000        0        0
FERRO CORP                     NOTE 6.500% 8/1  315405AL4     7571 21500000 PRN      SOLE                 21500000        0        0
GENERAL MTRS CORP              COM              370442105      111    10550 SH  CALL SOLE                    10550        0        0
GENERAL MTRS CORP              SENIOR DEBEN D   370442691      914    98849 SH       SOLE                    98849        0        0
GENERAL MTRS CORP              COM              370442105     -379   719500 SH       SOLE                   719500        0        0
GILEAD SCIENCES INC            NOTE 0.500% 5/0  375558AG8     2527  2000000 PRN      SOLE                  2000000        0        0
GLG PARTNERS INC               *W EXP 12/28/201 37929X115      113   755905 SH       SOLE                   755905        0        0
HARMONY GOLD MNG LTD           SPONSORED ADR    413216300      154  2262000 SH  PUT  SOLE                  2262000        0        0
ISHARES SILVER TRUST           ISHARES          46428Q109      400   500000 SH  PUT  SOLE                   500000        0        0
LEUCADIA NATL CORP             NOTE 3.750% 4/1  527288AX2     3849  4500000 PRN      SOLE                  4500000        0        0
NII HLDGS INC                  CL B NEW         62913F201       60   200000 SH  PUT  SOLE                   200000        0        0
NII HLDGS INC                  NOTE 2.750% 8/1  62913FAF9     9176 10000000 PRN      SOLE                 10000000        0        0
NII HLDGS INC                  NOTE 3.125% 6/1  62913FAJ1     3502  5000000 PRN      SOLE                  5000000        0        0
ROHM & HAAS CO                 COM              775371107    13608   172600 SH       SOLE                   172600        0        0
SCHERING PLOUGH CORP           COM              806605101     7077   300500 SH       SOLE                   300500        0        0
SHANDA INTERACTIVE ENTMT LTD   SPONSORED ADR    81941Q203      195   110000 SH  PUT  SOLE                   110000        0        0
US BANCORP DEL                 DBCV 12/1        902973AM8    14320 16000000 PRN      SOLE                 16000000        0        0
WYETH                          COM              983024100     8178   190000 SH       SOLE                   190000        0        0